Acquisitions and disposals (Details 1) $ in Millions	Jun. 30, 2026 ARS ($)
Statement [Line Items]
Intangible assets	$ 339
Trade payables and other liabilities	1,214
Total identifiable net assets	13,518
Goodwill	4,179
Shefa Investments S. A. [Member]
Statement [Line Items]
Total consideration	4,221
Intangible assets	339
Trade payables and other liabilities	(297)
Total identifiable net assets	42
Goodwill	$ 4,179